The Authorization of Financial Statements	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
The Authorization of Financial Statements
2.	THE AUTHORIZATION OF FINANCIAL STATEMENTS
The accompanying condensed consolidated financial statements were authorized for issue by the management on October 18, 2021.